Intangible and tangible assets - Change in net property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of change in net property, plant and equipment
Net amount as of the beginning of the period	$ 116,408	$ 113,324	$ 109,397
Expenditures	9,980	11,426	13,336
Disposals	(611)	(1,052)	(2,494)
Depreciation and impairment	(21,544)	(15,097)	(13,732)
Currency translation adjustment	1,706	(270)	(1,454)
Other	2,396	8,077	8,271
Net amount as of the end of the period	108,335	116,408	113,324
Impact of impairments of assets	8,629	669	1,707
Impact of new IFRS 16 contracts	1,815
Effect of application of IFRS 16		5,698
Effect of changes in the consolidation scope			6,987
Reversal of reclassification as non-current assets held for sale and discontinued operations	434	812	$ 2,604
United Kingdom | Non strategic assets
Analysis of change in net property, plant and equipment
Disposals	$ (240)
Anadarko Mozambique
Analysis of change in net property, plant and equipment
Effect of changes in the consolidation scope		$ 767
Ichthys LNG project
Analysis of change in net property, plant and equipment
Percentage of interest sold		4.00%
Percentage of interest reclassified to assets held for sale and discontinued operations			4.00%
Reclassification as non-current assets held for sale and discontinued operations			$ (812)